Annual Total Returns- Victory RS Small Cap Equity Fund (MCL) [BarChart] - MCL - Victory RS Small Cap Equity Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.14%)	15.10%	49.84%	10.35%	0.18%	1.60%	37.78%	(8.23%)	38.69%	38.24%